Intangible assets	6 Months Ended
Feb. 28, 2026
Intangible assets
Intangible assets

10. Intangible assets

	Intellectual			Trade
	Property	Software	Patents	name	Backlog	Website	Total
	$	$	$	$	$	$	$
Cost
Balance at August 31, 2024	772,225	76,181	46,932	77,335	62,794	14,872	1,050,339
Additions	—	—	99,407	—	—	—	99,407
Business acquisition	—	—	—	270,448	—	—	270,448
Currency translation	(7,542)	270	(1,403)	26	—	—	(8,649)
Balance at August 31, 2025	764,683	76,451	144,936	347,809	62,794	14,872	1,411,545
Additions	—	—	83,670	—	—	—	83,670
Currency translation	184	204	993	10	—	—	1,391
Balance at February 28, 2026	764,867	76,655	229,599	347,819	62,794	14,872	1,496,606

Accumulated depreciation
Balance at August 31, 2024	276,363	38,204	947	42,055	40,817	8,180	406,566
Depreciation	82,806	10,337	8,464	26,182	12,560	2,976	143,325
Impairment loss	380,457	—	—	—	—	—	380,457
Balance at August 31, 2025	739,626	48,541	9,411	68,237	53,377	11,156	930,348
Depreciation	2,322	4,669	8,127	34,771	6,280	1,488	57,657
Balance at February 28, 2026	741,948	53,210	17,538	103,008	59,657	12,644	988,005

Net carrying amount
As at August 31, 2025	25,057	27,910	135,525	279,572	9,417	3,716	481,197
As at February 28, 2026	22,919	23,445	212,061	244,811	3,137	2,228	508,601

During the year ended August 31, 2025, the Company acquired NVG which resulted in the recognition of the subsidiary’s brand name as an intangible asset valued at $270,448.

During the six-month period ended February 28, 2026, the Company completed three patent applications for a cash consideration of $83,670. During the year ended August 31, 2025, the Company completed seven patent applications for a cash consideration of $99,407.

During the year ended August 31, 2025, the Company identified indicators of impairment relating to the intellectual property (“IP”) associated with its E-Motion™ Electric Powertrain System. The impairment is primarily due to the limited historical revenues generated from this technology and updated cash flow projections. In accordance with IAS 36, Impairment of Assets, the Company estimated the recoverable amount of the IP as the higher of value-in-use and fair value less costs of disposal. In addition, the Company performed a calculation of the recoverable amount using an income approach under the relief-from-royalty method. Based on this analysis, the recoverable amount of the IP was determined to be $25,057, compared to a carrying amount of $411,690, resulting in the recognition of an impairment loss of $380,457 during the year.